Document and Entity Information	Nov. 23, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001711799
Document Type	8-K
Document Period End Date	Nov. 23, 2020
Entity Registrant Name	Nuveen Global Cities REIT, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	333-222231
Entity Tax Identification Number	82-1419222
Entity Address, Address Line One	730 Third Avenue
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	490-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true